Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Table of Intangible Assets

				Amortization
	Cost as of December 31, 2022	Additions	Disposals (1)	Accumulated as of December 31, 2022	Disposals (1)	For the period	Accumulated as of December 31, 2023	Carrying amount as of December 31, 2023
Software	36,890,044	8,804,083	3,919,986	6,940,402	2,031,095	3,727,340	8,636,647	33,137,494

Total	36,890,044	8,804,083	3,919,986	6,940,402	2,031,095	3,727,340	8,636,647	33,137,494

				Amortization
	Cost as of December 31, 2021	Additions	Disposals (1)	Accumulated as of December 31, 2021	Disposals (1)	For the period	Accumulated as of December 31, 2022	Carrying amount as of December 31, 2022
Software	28,495,777	17,369,505	8,975,238	6,199,731	1,308,367	2,049,038	6,940,402	29,949,642

Total	28,495,777	17,369,505	8,975,238	6,199,731	1,308,367	2,049,038	6,940,402	29,949,642

(1)	Includes write-off of fully depreciated items.